UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                               Form 13F

                          Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/05

Check here if Amendment (  ); Amendment Number: __________
This Amendment(check only one):(    ) is a restatement.
                               (    ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Dynamis Advisors, LLC
Address:  310 Fourth Street NE, Suite 101
          Charlottesville, VA  22902

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:          John H. Bocock
Title:         Member
Phone:         (434) 220-0234

Signature, Place, and Date of Signing:

/s/ John H. Bocock    Richmond, VA   January 23, 2006
(Signature)              (City, State)  (Date)


Report Type (Check only one.):

( X )	13F HOLDINGS REPORT.(Check here if all holdings of this
 	reporting manager are reported in this report.)

(   )	13F NOTICE.  (Check here if no holdings reported are
	in this report, and all holdings are reported by other reporting manager(s).)

(   ) 	13F COMBINATION REPORT.  (Check here if a portion of
	the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
(If there are no entries in this list, omit this section.)

	Form 13F File Number	Name

28-_________________	__________________________
(Repeat as necessary.)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  	  0

Form 13F Information Table Entry Total:	  29

Form 13F Information Table Value Total:	 $307,320
                                        (thousands)

List of Other Included Managers:	NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

(If there are no entries in this list, state NONE and omit the column headings and list entries.)

	No.		Form 13F File Number	Name

	____		28-______________		       ____

	(Repeat as necessary.)


                                                                  FORM 13F INFORMATION TABLE


							Value	Shares or	Sh/	Put/	Invstmt	Other		Voting Authority
Name of Issuer		Title of Class	Cusip		(x1000)	Prn Amt		Prn	Call	Dscretn	Managers	Sole	Shared	None

ADA ES INC                	COM	005208103	8400	460574		SH	 	SOLE			460574	0	0
BJ SVCS CO            		COM	055482103	15811	431165		SH	 	SOLE			431165	0	0
CARRIZO OIL & GAS INC		COM	144577103	2614	105789		SH		SOLE			105789	0	0
CHESAPEAKE ENERGY CORP    	COM	165167107	23722	747634		SH	 	SOLE			747634	0	0
ELECTRIC CITY CORP        	COM	284868106	1383	2304756		SH	 	SOLE			2304756	0	0
ENVIRONMENTAL PWR CORP  	COM NEW	29406L201	4384	626247		SH	 	SOLE			626247	0	0
ENSCO INTL INC   		COM	26874Q100	1552	35000		SH	 	SOLE			35000	0	0
EXPLORATION CO OF DELAWARE INC	COM NEW	302133202	1637	253400		SH		SOLE			253400	0	0
GLOBAL INDS LTD     		COM	379336100	3414	300788		SH	 	SOLE			300788	0	0
KFX INC                   	COM	48245L107	17680	1033302		SH	 	SOLE			1033302	0	0
MCDERMOTT INTL INC		COM	580037109	29817	668391		SH	 	SOLE			668391	0	0
NATIONAL OILWELL VARCO INC      COM	637071101	10956	174730		SH	 	SOLE			174730	0	0
NOBLE CORPORATION       	SHS	G65422100	16219	229933		SH	 	SOLE			229933	0	0
NABORS INDUSTRIES LTD     	SHS	G6359F103	4955	65410		SH	 	SOLE			65410	0	0
QUICKSILVER RESOURCES INC	COM	74837R104	9924	236220		SH		SOLE			236220	0	0
PATTERSON UTI ENERGY INC      	COM	703481101	4778	145000		SH	 	SOLE			145000	0	0
OFFSHORE LOGISTICS INC		COM	676255102	2920	100000		SH		SOLE			100000	0	0
QUESTAR CORP              	COM	748356102	24709	326410		SH	 	SOLE			326410	0	0
RANGE RES CORP            	COM	75281A109	9846	373816		SH	 	SOLE			373816	0	0
SUPERIOR ENERGY SVCS INC  	COM	868157108	5202	247138		SH	 	SOLE			247138	0	0
TGC INDUSTRIES INC		COM NEW	872417308	1563	229900		SH		SOLE			229900	0	0
TRANSOCEAN INC			ORD	G90078109	9142	131184		SH	 	SOLE			131184	0	0
TODCO                     	CL A	88889T107	4948	130000		SH	 	SOLE			130000	0	0
TORTOISE ENERGY CAP CORP	COM	89147U100	225	10100		SH		SOLE			10100	0	0
ULTRA PETROLEUM CORP      	COM	903914109	50132	898430		SH	 	SOLE			898430	0	0
U S ENERGY CORP WYO		COM	911805109	1073	245000		SH		SOLE			245000	0	0
WEATHERFORD INTERNATIONAL LT	COM	G95089101	13049	360478		SH	 	SOLE			360478	0	0
WESTSIDE ENERGY CORP		COM	96149R100	3059	874080		SH	 	SOLE			874080	0	0
WESTERN GAS RES INC 		COM	958259103	24206	514035		SH	 	SOLE			514035	0	0
